Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 10 – Subsequent Events

The Company evaluates events that have occurred after the balance sheet date but before the financial statements are issued.

On October 2, 2017, the Company issued 6,000 shares of its common stock for the payment of services with a grant date fair value of $13,200.

On November 13, 2017, the Company closed a registered direct offering of an aggregate of 2,941,177 shares of the Company’s common stock. The Company sold the shares at a price of $1.36 per share. The Company received gross proceeds from the offering, before deducting placement agent fees and other estimated offering expenses payable by the Company, of approximately $4,000,000.

On November 13, 2017, the Company also closed on a concurrent private placement with the same investors for no additional consideration, of warrants to purchase 2,500,000 shares of common stock.

On December 19, 2017, and effective as of November 29, 2017, we entered into an agreement (the “Amendment Agreement”) with the holders of the convertible notes and common stock purchase warrants issued pursuant to that certain Exchange Agreement, dated November 29, 2016, by and among the Company and such holders. Pursuant to the Amendment Agreement, the parties agreed to (i) amend the maturity dates of the convertible notes by one (1) year, or November 29, 2018, and (ii) that the holders would forbear the exercise of any remedies due to the passing of the original maturity date. In consideration thereof, the Company issued to the holders an aggregate of 370,000 shares of restricted Common Stock.

On December 26, 2017, we closed a registered direct offering of an aggregate of 1,750,000 shares (the “December Shares”) of Common Stock. We sold the December Shares at a price of $4.00 per share. We received gross proceeds from the offering, before deducting placement agent fees and other estimated offering expenses payable by us, of approximately $7 million. Aegis Capital Corp. acted as the lead placement agent for the offering and Maxim Group LLC acted as a co-placement agent for the offering.

NOTE 13 - SUBSEQUENT EVENTS

The Company evaluates events that have occurred after the balance sheet date but before the financial statements are issued.

On January 3, 2017, the Company issued 6,000 shares of its common stock for the payment of services with a grant date fair market value of $16,680.

On various dates during the first quarter of 2017, purchasers of the Series A Preferred Stock converted in aggregate $306,109 of Series A Preferred Stock and dividends into 130,259 shares of common stock.

On various dates during the first quarter of 2017, purchasers of the Series B Preferred Stock converted in aggregate $1,682,031 of Series B Preferred Stock, dividends and liquidated damages into 762,097 shares of common stock.

On March 28, 2017, the Company issued 27,500 shares of its common stock for the payment of services with a grant date fair market value of $52,250.

On March 28, 2017, the Company issued 237,559 shares of its common stock to certain employees under the 2016 bonus plan.

On March 26, 2017, the Company signed a binding Letter of Intent (“LOI”) with Fit Pay, Inc., a Delaware corporation (“Fit Pay”), regarding the acquisition by the Company of all of the equity of Fit Pay (the “Transaction”). Following the Transaction, Fit Pay will become a wholly owned subsidiary of the Company. The purchase price of the Transaction will consist of: (i) the issuance of 19.99% of the outstanding shares of the capital stock of the Company to the shareholders of Fit Pay; (ii) the issuance by the Company of $2,000,000 worth of non-voting, non-convertible, shares of junior preferred stock to (the “Junior Preferred Stock”) to certain holders of preferred shares of Fit Pay, which Junior Preferred Stock shall earn a cumulative dividend of 5% per annum, which will increase to a dividend of 10% per annum after the Company’s market capitalization is $75,000,000 for greater than thirty (30) consecutive days; and (iii) an earn-out payment to the then former shareholders of Fit Pay of 12.5% of the gross revenue derived from the Seller’s technology by the Company, for the sixteen (16) quarter period beginning on October 1, 2017. The parties intend to negotiate and execute a definitive agreement for the Transaction in accordance with the terms of the LOI.

The definitive agreements will include customary closing conditions including necessary approvals. The Company and Fit Pay have agreed not to initiate or enter into any discussion with any other prospective purchaser of the assets and/or liabilities, or of the stock or business of Fit Pay prior to May 26, 2017.